Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]
Financial assets and liabilities
Financial assets transfer from Level 1 to Level 2	$ 0
Financial assets transfer from Level 2 to Level 1	0
Financial liabilities transfer from Level 1 to Level 2	0
Financial liabilities transfer from Level 2 to Level 1	0
Non-current derivative financial assets	11	$ 7	[1]	$ 131	[1]
Current derivative financial instruments	9	16	[1]	12	[1]
Non-current derivative financial liabilities	107	301	[1]
Current derivative financial liabilities	38	2	[1]	8	[1]	$ 8
Derivatives
Financial assets and liabilities
Fair value of assets	20	23
Contractual or notional amounts of assets	753	386
Fair value of liabilities	145	303
Contractual or notional amounts of liabilities	2,587	3,179
Metal forward contracts
Financial assets and liabilities
Fair value of assets	9	17
Contractual or notional amounts of assets	79	197
Fair value of liabilities	22
Contractual or notional amounts of liabilities	262
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets	9
Contractual or notional amounts of assets	282
Fair value of liabilities	122	301
Contractual or notional amounts of liabilities	2,219	3,107
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	2	4
Contractual or notional amounts of assets	385	179
Fair value of liabilities	1	1
Contractual or notional amounts of liabilities	98	52
NYMEX gas swaps
Financial assets and liabilities
Contractual or notional amounts of assets	7
Fair value of liabilities		1
Contractual or notional amounts of liabilities	$ 8	20
Carbon futures
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		10
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets				$ 124
Non-current derivative financial liabilities		$ 251

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements